Short-term and Long-term Borrowings - Schedule of Contractual Obligations (Detail)	Dec. 31, 2018 CNY (¥)
Contractual Obligation Fiscal Year Maturity [Abstract]
Payment due by period, less than 1 year	¥ 36,560,000
Payment due by period, 1-2 years	159,548,333
Payment due by period, greater than 2 years	289,673,333
Total	¥ 485,781,666